CONDENCED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 14,388	$ 5,325
Bank deposit		1,000
Marketable securities	35,519	56,662
Receivables from collaborative arrangements	7,826
Prepaid expenses and other current assets	1,097	2,987
TOTAL CURRENT ASSETS	58,830	65,974
NON-CURRENT ASSETS:
Restricted long-term deposits	467	462
Property and equipment, net	2,454	2,604
Operating lease right-of-use assets	952
Funds in respect of employee rights upon retirement	675	642
TOTAL NON-CURRENT ASSETS	4,548	3,708
TOTAL ASSETS	63,378	69,682
CURRENT LIABILITIES:
Accounts payable	2,767	2,924
Other account payable	4,063	1,971
Current maturities of operating leases	526
TOTAL CURRENT LIABILITIES	7,356	4,895
LONG-TERM LIABILITIES -
Operating leases liabilities	323
Liability for employee rights upon retirement	957	878
TOTAL LONG-TERM LIABILITIES	1,280	878
COMMITMENTS
TOTAL LIABILITIES	8,636	5,773
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value - authorized: 50,000,000 as of December 31, 2018 and June 30, 2019; issued and outstanding: 18,949,968 as of December 31, 2018 and June 30, 2019	520	520
Additional paid-in capital	192,340	190,853
Accumulated deficit	(138,118)	(127,464)
TOTAL SHAREHOLDERS' EQUITY	54,742	63,909
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 63,378	$ 69,682